Basis of preparation	9 Months Ended
Sep. 30, 2025
Basis Of Preparation
Basis of preparation

2.	Basis of preparation:

(a)	Statement of compliance:

These condensed consolidated interim financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (IASB) applicable to interim financial information, as outlined in International Accounting Standard (IAS) 34, “Interim Financial Reporting”.

The notes presented in these condensed consolidated interim financial statements include in general only significant changes and transactions occurring since the Company’s last year-end and are not fully inclusive of all disclosures required by International Financial Reporting Standards (IFRS) as issued by the IASB for annual financial statements. These condensed consolidated interim financial statements should be read in conjunction with the annual audited consolidated financial statements, including the notes thereto, for the year ended December 31, 2024 (the “2024 Annual Consolidated Financial Statements”).

The policies applied in these condensed consolidated interim financial statements are based on IFRS as issued by the IASB and effective as of November 12, 2025, the date the Board of Directors approved the condensed consolidated interim financial statements.

(b)	Measurement basis:

The condensed consolidated interim financial statements have been prepared based on the historical cost, except for certain financial assets and liabilities that are measured at fair value. Other measurement bases used are described in the applicable notes.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and nine months ended September 30, 2025 and 2024	Page 2

(c)	Use of estimates:

Preparing condensed consolidated interim financial statements in conformity with IFRS as issued by the IASB requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the 2024 Annual Consolidated Financial Statements.